Acquisition of Apple Bidco Limited - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) - APR Energy [Member] $ in Millions	Feb. 28, 2020 USD ($)
Business Acquisition [Line Items]
Business combination, acquired receivables, gross contractual amount	$ 57.0
Business combination, acquired receivables, amount not expected to be collected	$ 7.9